SEGMENT INFORMATION - Earnings from Equity Accounted Investment and Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Share of net earnings (loss) from equity accounted investments	$ 331	$ (121)	$ 826
Interest expense	(4,764)	(4,823)	(2,683)
Office
Disclosure of operating segments [line items]
Share of net earnings (loss) from equity accounted investments	(162)	(434)	550
Interest expense	(874)	(896)	(723)
Retail
Disclosure of operating segments [line items]
Share of net earnings (loss) from equity accounted investments	497	269	234
Interest expense	(765)	(810)	(660)
LP Investments
Disclosure of operating segments [line items]
Share of net earnings (loss) from equity accounted investments	(4)	44	42
Interest expense	(2,690)	(2,722)	(1,000)
Corporate
Disclosure of operating segments [line items]
Share of net earnings (loss) from equity accounted investments	0	0	0
Interest expense	$ (435)	$ (395)	$ (300)